Share Capital and Share Premium - Summary of Ordinary Shares Issued and Fully Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	354,210,144	339,599,008
Share capital	$ 14,168	$ 13,584
Share premium	927,931	878,007
Merger reserve	783,529	783,529
Total	$ 1,725,628	$ 1,675,120
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	311,352,064	296,740,928
Par value	$ 0.04	$ 0.04
Share capital	$ 12,454	$ 11,870
Share premium	882,422	832,498
Merger reserve	783,529	783,529
Total	$ 1,678,405	$ 1,627,897
Class B Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	42,858,080	42,858,080
Par value	$ 0.04	$ 0.04
Share capital	$ 1,714	$ 1,714
Share premium	45,509	45,509
Total	$ 47,223	$ 47,223